Future Minimum Lease Payments by Year and in Aggregate (Detail) (USD $)	Jun. 29, 2013
Leases Disclosure [Line Items]
Capital leases, future minimum payments due 2014	$ 0
Capital leases, future minimum payments due 2015	0
Capital leases, future minimum payments due 2016	0
Capital leases, future minimum payments due 2017	0
Capital leases, future minimum payments due 2018	0
Capital leases, future minimum payments due thereafter	0
Total minimum lease payments	0
Amounts representing interest	0
Present value of net minimum payments	0
Current portion	0
Noncurrent portion	0
Operating leases, future minimum payments due 2014	19,000,000
Operating leases, future minimum payments due 2015	15,000,000
Operating leases, future minimum payments due 2016	11,000,000
Operating leases, future minimum payments due 2017	10,000,000
Operating leases, future minimum payments due 2018	9,000,000
Operating leases, future minimum payments due thereafter	77,000,000
Operating leases, future minimum payments due, total	$ 141,000,000